Stock-based Compensation Plans - PSU Plans (Details) - PSUs - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Award vesting period	3 years
Volume weighted average share price (period)	5 days
Payout (percent)	113.00%
Awards paid out (shares)	(239,509)	(148,168)
Awards paid out, weighted average exercise price (CAD per share)	CAD 41.46
Total paid out	CAD 11
Expense recognized in earnings	26	CAD 16
Unrecognized compensation expense	CAD 17
Remaining weighted average period to recognize compensation expense (years)	2 years
Aggregate intrinsic value	CAD 58
Weighted average contractual life (years)	1 year
Volume weighted average price, share price (CAD per share)	CAD 46.01	CAD 41.46
Liability related to outstanding awards	CAD 41	CAD 30
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout (percent)	0.00%
Estimated payout (percent)	82.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout (percent)	200.00%
Estimated payout (percent)	113.00%